Concentrations, Risks and Uncertainties (Details) - Revenue Benchmark [Member]	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Customer Concentration Risk [Member] | Five Customers [Member]
Concentrations, Risks and Uncertainties [Line Items]
Percentage	45.70%	99.00%
Supplier Concentration Risk [Member] | Five Suppliers [Member]
Concentrations, Risks and Uncertainties [Line Items]
Percentage	48.70%	93.70%